Financial risk management - Financial risk factors - Gross carrying amount and loss allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Carrying amount at beginning	¥ 83,047,834	¥ 83,613,004
Carrying amount at end	92,996,175	83,047,834	¥ 83,613,004
Gross carrying amount | Loans receivable
Credit risk
Carrying amount at beginning	12,591,317	9,829,675	5,798,839
Net (increases) decreases	4,657,985	5,074,421	4,885,856
Write - offs	(3,195,994)	(1,565,290)	(945,311)
Currency translation differences	691,523	(747,489)	90,291
Carrying amount at end	14,744,831	12,591,317	9,829,675
Gross carrying amount | Not credit impaired | 12-month basis | Loans receivable
Credit risk
Carrying amount at beginning	11,446,716	9,287,244	5,551,986
Transfer from Stage 1 to Stage 2	(635,900)	(467,517)	(322,405)
Transfer from Stage 1 to Stage 3	(3,487,616)	(2,101,393)	(930,149)
Transfer from Stage 2 to Stage 1	2,366	2,655	25
Transfer from Stage 3 to Stage 1	4,407
Net (increases) decreases	4,991,642	5,354,258	4,902,917
Currency translation differences	496,297	(628,531)	84,870
Carrying amount at end	12,817,912	11,446,716	9,287,244
Gross carrying amount | Not credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	361,069	337,933	138,373
Transfer from Stage 1 to Stage 2	635,900	467,517	322,405
Transfer from Stage 2 to Stage 1	(2,366)	(2,655)	(25)
Transfer from Stage 2 to Stage 3	(209,201)	(348,198)	(121,231)
Transfer from Stage 3 to Stage 2	146
Net (increases) decreases	(201,313)	(61,297)	(6,344)
Currency translation differences	27,753	(32,231)	4,755
Carrying amount at end	611,988	361,069	337,933
Gross carrying amount | Credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	783,532	204,498	108,480
Transfer from Stage 1 to Stage 3	3,487,616	2,101,393	930,149
Transfer from Stage 2 to Stage 3	209,201	348,198	121,231
Transfer from Stage 3 to Stage 2	(146)
Transfer from Stage 3 to Stage 1	(4,407)
Net (increases) decreases	(132,344)	(218,540)	(10,717)
Write - offs	(3,195,994)	(1,565,290)	(945,311)
Currency translation differences	167,473	(86,727)	666
Carrying amount at end	1,314,931	783,532	204,498
Allowance for credit losses | Loans receivable
Credit risk
Carrying amount at beginning	(2,044,491)	(1,149,945)	(460,212)
Net (increases) decreases	(3,955,795)	(2,670,525)	(1,538,470)
Write - offs	3,195,994	1,565,290	945,311
Changes in ECL measurement	(232,839)	(32,863)	(71,201)
Currency translation differences	(233,446)	243,552	(25,373)
Carrying amount at end	(3,270,577)	(2,044,491)	(1,149,945)
Allowance for credit losses | Not credit impaired | 12-month basis
Credit risk
Transfer from Stage 2 to Stage 1			(16)
Allowance for credit losses | Not credit impaired | 12-month basis | Loans receivable
Credit risk
Carrying amount at beginning	(1,064,705)	(700,838)	(252,350)
Transfer from Stage 1 to Stage 2	91,873	52,760	15,201
Transfer from Stage 1 to Stage 3	539,983	306,068	50,648
Transfer from Stage 2 to Stage 1	(1,725)	(1,827)
Transfer from Stage 3 to Stage 1	(3,903)
Net (increases) decreases	(803,837)	(781,584)	(427,451)
Changes in ECL measurement	(335,957)	(51,290)	(66,153)
Currency translation differences	(75,856)	112,006	(20,717)
Carrying amount at end	(1,654,127)	(1,064,705)	(700,838)
Allowance for credit losses | Not credit impaired | Lifetime basis
Credit risk
Transfer from Stage 2 to Stage 1			16
Allowance for credit losses | Not credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	(256,954)	(260,248)	(112,318)
Transfer from Stage 1 to Stage 2	(91,873)	(52,760)	(15,201)
Transfer from Stage 2 to Stage 1	1,725	1,827
Transfer from Stage 2 to Stage 3	126,614	262,730	93,045
Transfer from Stage 3 to Stage 2	(130)
Net (increases) decreases	(216,376)	(242,481)	(217,500)
Changes in ECL measurement	19,338	10,029	(5,575)
Currency translation differences	(15,653)	23,949	(2,715)
Carrying amount at end	(433,309)	(256,954)	(260,248)
Allowance for credit losses | Credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	(722,832)	(188,859)	(95,544)
Transfer from Stage 1 to Stage 3	(539,983)	(306,068)	(50,648)
Transfer from Stage 2 to Stage 3	(126,614)	(262,730)	(93,045)
Transfer from Stage 3 to Stage 2	130
Transfer from Stage 3 to Stage 1	3,903
Net (increases) decreases	(2,935,582)	(1,646,460)	(893,519)
Write - offs	3,195,994	1,565,290	945,311
Changes in ECL measurement	83,780	8,398	527
Currency translation differences	(141,937)	107,597	(1,941)
Carrying amount at end	¥ (1,183,141)	¥ (722,832)	¥ (188,859)